Equity-accounted investees - Dividends Received (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity-Accounted Investees [Line Items]
Dividends received		$ 7,168	$ 5,848	$ 9,328
Abu Dhabi Fertilizer Industries WWL
Equity-Accounted Investees [Line Items]
Share of ownership in associates, percentage		37.00%
Dividends received	$ 633	$ 0	0	633
Ajay North America
Equity-Accounted Investees [Line Items]
Share of ownership in associates, percentage		49.00%
Dividends received		$ 4,291	2,799	4,013
Ajay Europe SARL
Equity-Accounted Investees [Line Items]
Share of ownership in associates, percentage		50.00%
Dividends received		$ 2,877	3,049	4,682
SAS Adionics
Equity-Accounted Investees [Line Items]
Share of ownership in associates, percentage		20.00%
Dividends received		$ 0	$ 0	$ 0